FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income (loss) during the three months ended March 31, 2020 and 2019 (in millions):

		Recognized in Net Income
For the Three Months Ended March 31,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2020
Foreign exchange contracts	$81
		Net sales	(1)
		Cost of goods sold	(16)
		Other, Net	15
Interest rate contracts	(15)	Interest expense	(1)
Total	$66		$(3)
2019
Foreign currency contracts	$(62)
		Net sales	(5)
		Cost of goods sold	(11)
		Other, Net	(11)
Interest rate contracts	(9)	Interest expense	(1)
Total	$(71)		$(28)
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three months ended March 31, 2020 and 2019 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended March 31,
	2020	2019
	(in millions)
Cash flow hedges	$1	$5	Net sales
	16	11	Cost of goods sold
	(15)	11	Other, net
	1	1	Interest expense
	(1)	(4)	Income taxes
	$2	$24
Change in retirement plans’ funded status:
Amortization of actuarial losses	$11	$17	*
Amortization of prior service cost	(33)	(30)	*
	(7)	82	Income taxes
	$(29)	$69
Total reclassifications, net of tax	$(27)	$93
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.

Summary of Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings
The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the three months ended March 31, 2020 and 2019:

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2019	$(62)	$8	$(54)
Net changes in fair value of derivatives	66	(2)	64
Net losses reclassified from accumulated other comprehensive income into income	3	(2)	1
Accumulated derivative net losses as of March 31, 2020	$7	$4	$11

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2018	$(23)	$1	$(22)
Net changes in fair value of derivatives	(71)	20	(51)
Net losses reclassified from accumulated other comprehensive income into income	28	(4)	24
Accumulated derivative net losses as of March 31, 2019	$(66)	$17	$(49)
The following tables summarize the impact that changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings (in millions).

		For the Three Months Ended March 31,
	Classification of Gain	2020	2019
Fair Value Hedges
Interest rate derivatives	Interest expense	$40	$11

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$141	$(24)

Summary of Fair Value of Derivatives
The fair values of CNH Industrial’s derivatives as of March 31, 2020 and December 31, 2019 in the condensed consolidated balance sheets are recorded as follows:

	March 31, 2020		December 31, 2019
in millions of dollars	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	82	Derivative assets	44
Foreign currency contracts	Derivative assets	111	Derivative assets	17
Total derivative assets designated as hedging instruments		193		61
Interest rate contracts	Derivative liabilities	42	Derivative liabilities	29
Foreign currency contracts	Derivative liabilities	69	Derivative liabilities	69
Total derivative liabilities designated as hedging instruments		111		98
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	—	Derivative assets	—
Foreign currency contracts	Derivative assets	28	Derivative assets	12
Total derivative assets not designated as hedging instruments		28		12
Interest rate contracts	Derivative liabilities	—	Derivative liabilities	—
Foreign currency contracts	Derivative liabilities	51	Derivative liabilities	23
Total derivative liabilities not designated as hedging instruments		51		23

Summary of Fair Value Hierarchy Levels
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2020 and December 31, 2019:

	Level 1		Level 2		Total
	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$139	$29	$139	$29
Interest rate derivatives	—	—	82	44	82	44
Investments	1	1	—	—	1	1
Total Assets	$1	$1	$221	$73	$222	$74
Liabilities
Foreign exchange derivatives	$—	$—	$(119)	$(92)	$(119)	$(92)
Interest rate derivatives	—	—	(42)	(29)	(42)	(29)
Commodities	—	—	(1)	—	(1)	—
Total Liabilities	$—	$—	$(162)	$(121)	$(162)	$(121)

Summary of Estimated Fair Market Values
The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of March 31, 2020 and December 31, 2019 are as follows:

	March 31, 2020		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$17,584	$17,590	$19,428	$19,375
Debt	$23,518	$23,293	$24,854	$25,249